Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 419,578	£ 474,076
Net debt cash flows	32,020	(19,655)
Net debt other movement	63,301	(34,843)
Net debt at end of the year	514,899	419,578
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	465,049	520,010
Net debt cash flows		(625)
Net debt other movement	65,316	(54,336)
Net debt at end of the year	530,365	465,049
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	65,187	5,605
Net debt cash flows	40,000	42,321
Net debt other movement	570	17,261
Net debt at end of the year	105,757	65,187
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(110,658)	(51,539)
Net debt cash flows	(7,980)	(61,351)
Net debt other movement	(2,585)	2,232
Net debt at end of the year	£ (121,223)	£ (110,658)